Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Administrative Expenses

	For the year ended December 31,
	2024	2023	2022
Personnel expenses	2,368	1,971	1,454
Audit fees	214	227	204
Consulting fees	178	275	271
Communication	21	21	16
Stationery	2	3	3
Greek tax authorities (note 17)	216	236	292
Other	695	808	636
Total	3,694	3,541	2,876